Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - Lease Commitment [Member] ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Schedule of Future Minimum Lease Payments [Line Items]
Within 1 year	¥ 3,450
2-5 years	3,187
Total	¥ 6,637